Subsidiaries and Associates - Listing of Associates Accounted for Using the Equity Method (Details)	12 Months Ended
Mar. 31, 2020 subsidiary
Disclosure of associates [line items]
Number of immaterial associates	20
Teva Takeda Pharma Ltd.
Disclosure of associates [line items]
Voting share capital Hd	49.00%
Amato Pharmaceutical Products, Ltd.
Disclosure of associates [line items]
Voting share capital Hd	30.00%